INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE
INCOME TAX EXPENSE

13. INCOME TAX EXPENSE

Cayman Islands

Under the current income tax laws of the Cayman Islands, the Company is not subject to tax on any income or capital gain.

Hong Kong

Under the current income tax laws of Hong Kong, in general, companies are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. CHC HK and Sunpower do not derive any income which is subject to Hong Kong Profits Tax since their incorporations. In addition, upon payments of dividends by CHC HK and Sunpower to the Company, no Hong Kong withholding tax will be imposed.

PRC

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

Pursuant to CaiShui [2012] No. 58, the Company’s PRC subsidiaries which are located in the Western region of the PRC and engaged in hydroelectric power activities are entitled to the preferential tax rate of 15% from 2010 to 2020 and 2-year full income tax exemption followed by 3-year 50% income tax reduction (the “2+3 tax holiday”), respectively. For a domestic enterprise, the 2+3 tax holiday starts from its commencement of business operation. For a foreign investment enterprise, the 2+3 tax holiday starts from its first profit-making year from income tax perspective. Accordingly, the following preferential tax rates are noted:

(i)	Binglangjiang and Husahe are subject to income tax at 15% from 2010 to 2020;

(ii)	Liyuan and Hengda were subject to income tax at 7.5% for 2010 and 2011, and are subject to income tax at 15% from 2012 to 2020;

(iii)	Xineng and Xiaopengzu were tax exempted for 2010, and are subject to income tax at 7.5% from 2011 to 2013, and at 15% from 2014 to 2020; and

(iv)	Based on the local tax authority’s approvals, Dazhaihe was tax exempted for 2010, and is subject to income tax at 7.5% for 2011, at 12.5% for 2012 and 2013, and at 15% from 2014 to 2020.

Further, Banzhu, being a foreign invested production-type enterprise, was entitled to a 2+3 tax holiday which is grandfathered under the prevailing PRC Corporate Income Tax Law (“the CIT Law”) and its relevant regulations. As such, Banzhu is subject to income tax at 12.5% from 2010 to 2012.

In accordance with the prevailing CIT Law and its relevant regulations, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management” for non-China-funded overseas enterprises, such as the Company. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax under the CIT Law. As of December 31, 2013, the Company has analyzed the applicability of this law and has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The Group had minimal operations in jurisdictions other than the PRC.

Income (loss) before income tax expense from continuing operations consists of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cayman Islands	(17,593)	(7,962)	(2,943)
Hong Kong	(659)	(680)	(480)
PRC	(35,229)	10,037	4,379
	(53,481)	1,395	956

Income tax expense consists of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Current income tax expense	2,113	7,013	3,956
Deferred income tax benefit	(586)	(562)	(482)
Income tax expense	1,527	6,451	3,474

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory tax rate to income (loss) before income tax expense in the consolidated statements of comprehensive income is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Taxation at PRC statutory tax rate of 25%	(13,370)	349	239
Effect of non-PRC entities not subject to income tax	4,564	2,161	856
Effect of tax holiday	—	(466)	(8)
Effect of preferential tax rate	(248)	(14)	(119)
Current and deferred tax rate differential	1,015	1,167	762
Deemed interest income	1,010	276	46
Non-deductible expenses	4,337	3,041	1,447
Change in valuation allowance	3,818	575	1,041
Impact of changes in enacted tax rates	(325)	—	—
Prior year tax audit adjustment	190	—	—
PRC withholding tax on the outside basis difference of the discontinued operations	136	—	—
Provision for (reversal of) PRC dividend withholding tax	400	(296)	300
Effect of changes in the tax basis of property, plant and equipment	—	(225)	(391)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	—	(117)	(699)
Income tax expense	1,527	6,451	3,474
Effective tax rate (%)	(2.86)%	462.44%	363.39%

The aggregate amount and effect of tax holidays on basic and diluted loss per share are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Aggregate amount	—	466	8
Basic and diluted	—	0.003	—

The Company’s unrecognized tax benefits are mainly related to transfer pricing and non-deductible expenses.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Balance as of January 1	3,743	6,093	6,077
Addition for tax positions taken in the current year	459	396	464
Reclassified from income tax payable for tax positions of prior years	2,336	1,138	1729
Reduction for tax positions of prior years	(87)	(171)	(27)
Lapse of statute of limitations	—	(117)	(669)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	(618)	(1,276)	—
Foreign currency translation	260	14	211
Balance as of December 31	6,093	6,077	7,785

As of December 31, 2012 and 2013, the Company’s unrecognized tax benefits of US$6,077 and US$7,785, of which US$4,159 and US$5,481, respectively, of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Of the US$6,077 and US$7,785 unrecognized tax benefits, US$986 and US$1,582, respectively, are presented on a net basis on the face of the consolidated balance sheets against deferred tax assets related to net operating loss, for which a full valuation allowance would otherwise be recorded.

Management does not expect the amount of unrecognized tax benefits will change significantly in the next 12 months. As of December 31, 2012 and 2013, unrecognized tax benefits of US$5,091 and US$6,203 were included in “other non-current liabilities”, respectively. During the years ended December 31, 2011, 2012 and 2013, the Company recognized interest related to unrecognized tax benefits amounting to US$457, US$576 and US$68 in interest expense, respectively. Total accrued interests as of December 31, 2012 and 2013 were US$1,583 and US$1,697, respectively, and were included in “other non-current liabilities”, respectively. There was no penalty recognized by the Company in relation to its unrecognized tax benefits.

For the Company’s PRC subsidiaries, their tax years 2009 through 2013 remain open to examination by the tax authorities as of December 31, 2013.